Net loss per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Net loss per share

25.	Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Years ended December 31,
	2025	2024	2023
	$	$	$
Net (loss) income	(10,358)	(15,309)	(3,485)
Basic weighted-average number of shares outstanding	3,165,300	2,581,308	1,847,233
Dilutive weighted-average number of shares outstanding	3,165,300	2,581,308	1,847,233

Basic (loss) income per share	(3.27)	(5.93)	(1.89)
Dilutive (loss) income per share	(3.27)	(5.93)	(1.89)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	75,681	140,774	74,371
Share purchase warrants	583,090	668,138	-